Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2025 £m	2024 £m	2023 £m
At 1 January	6,195	6,940	5,297
Issued during the year:
£750 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities callable 2030	750	–	–
$1,000 million 6.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities callable 2035	761
$1,000 million 6.75% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2031	–	763	–
$1,250 million 8% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2029	–	–	1,028
£750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2028	–	–	750
	1,511	763	1,778
Repurchases and redemptions during the year:
€750 million 6.375% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2020	(622)	–	–
$1,500 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2025	(1,137)	–	–
$1,675 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities	–	(1,008)	–
£500 million 5.125% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2024	–	(500)	–
£1,494 million 7.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2023	–	–	(135)
	(1,759)	(1,508)	(135)
Profit for the year attributable to other equity holders	463	498	527
Distributions on other equity instruments	(463)	(498)	(527)
At 31 December	5,947	6,195	6,940